29 Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Profit (loss) for the year attributed to Company's shareholders	R$ (6,691,720)	R$ (2,540,995)	R$ 2,827,650
Distribution of 6% of unit price of common shares			273,840
Distribution of excess profits, by class			2,345,057
Reconciliation of income available for distribution, by class (numerator)	R$ (6,691,719)	R$ (2,540,995)	R$ 2,827,650
Weighted average number of shares, by class (denominator)	795,992,693	795,989,044	795,990,011
Common shares [member]
Earnings per share [line items]
Distribution of excess profits, by class			R$ 1,331,513
Reconciliation of income available for distribution, by class (numerator)	R$ (3,797,070)	R$ (1,441,839)	R$ 1,605,353
Weighted average number of shares, by class (denominator)	451,668,652	451,668,652	451,668,652
(Loss) earnings per share (in R$)	R$ (8.4068)	R$ (3.1922)	R$ 3.5543
Class A preferred shares [member]
Earnings per share [line items]
Distribution of priority dividends attributable to			R$ 208,450
Distribution of excess profits, by class			1,013,544
Reconciliation of income available for distribution, by class (numerator)	R$ (2,890,444)	R$ (1,097,559)	R$ 1,221,994
Weighted average number of shares, by class (denominator)	343,823,811	343,820,162	343,808,699
(Loss) earnings per share (in R$)	R$ (8.4068)	R$ (3.1922)	R$ 3.5543
Class B preferred shares [member]
Earnings per share [line items]
Distribution of priority dividends attributable to			R$ 303
Reconciliation of income available for distribution, by class (numerator)	R$ (4,205)	R$ (1,597)	R$ 303
Weighted average number of shares, by class (denominator)	500,230	500,230	512,660
(Loss) earnings per share (in R$)	R$ (8.4068)	R$ (3.1922)	R$ 0.5910